Cost Reduction Programs (Tables)	12 Months Ended
Dec. 31, 2012
Remaining Accrual
Total
(in millions)
Incurred	$47
Settled	(22)
Balance as of December 31, 2012	$25

Appalachian Power Co [Member] | 2012 Sustainable Cost Reductions
Remaining Accrual
	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

Appalachian Power Co [Member] | 2010 Cost Reduction Initiatives
Remaining Accrual
	Balance as of			Balance as of
Company	December 31, 2011	Settled	Adjustments	December 31, 2012
	(in thousands)
APCo	$92	$-	$(92)	$-
OPCo	138	(138)	-	-

Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

Indiana Michigan Power Co [Member] | 2012 Sustainable Cost Reductions
Remaining Accrual
	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

Indiana Michigan Power Co [Member] | 2010 Cost Reduction Initiatives
Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

Ohio Power Co [Member] | 2012 Sustainable Cost Reductions
Remaining Accrual
	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

Ohio Power Co [Member] | 2010 Cost Reduction Initiatives
Remaining Accrual
	Balance as of			Balance as of
Company	December 31, 2011	Settled	Adjustments	December 31, 2012
	(in thousands)
APCo	$92	$-	$(92)	$-
OPCo	138	(138)	-	-

Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

Public Service Co of Oklahoma [Member] | 2012 Sustainable Cost Reductions
Remaining Accrual
	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

Public Service Co of Oklahoma [Member] | 2010 Cost Reduction Initiatives
Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662

Southwestern Electric Power Co [Member] | 2012 Sustainable Cost Reductions
Remaining Accrual
	Expense	Incurred for		Remaining
	Allocation from	Registrant		Balance as of
	AEPSC	Subsidiaries	Settled	December 31, 2012
	(in thousands)
APCo	$6,452	$2,020	$(7,151)	$1,321
I&M	4,167	1,511	(4,321)	1,357
OPCo	9,225	4,273	(10,048)	3,450
PSO	3,020	655	(3,023)	652
SWEPCo	4,199	1,510	(5,082)	627

Southwestern Electric Power Co [Member] | 2010 Cost Reduction Initiatives
Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$56,925
I&M	45,036
OPCo	85,400
PSO	24,005
SWEPCo	29,662